Other Current Assets (Details) - Schedule of Other Current Assets - Other Current Assets [Member] - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Other Current Assets (Details) - Schedule of Other Current Assets [Line Items]
Insurance claims receivable	$ 23,389	$ 23,677	$ 90,885
Advance to suppliers	57,989	88,115	319,255
Security deposits	135,962	53,585	84,774
Advance income taxes, net	115,412	174,654	195,640
Advance to employees	113,512	87,679	98,429
Receivables from car sale	537,290	578,523	720,697
Other receivables	155,165	143,976	$ 220,140
Other current assets	$ 1,138,719	$ 1,150,209